Trade accounts and other receivables	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Trade accounts and other receivables
7. Trade accounts and other receivables
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Accounts and notes receivables	2,672,434	2,480,370
Other receivables	1,149,679	1,236,794
Allowance for doubtful accounts	(32,684)	(37,442)

Total	3,789,429	3,679,722

Trade accounts and other receivables which are unconditional rights to considerations are classified as financial assets measured at amortized cost. Receivables from contracts with customers correspond to “Accounts and notes receivables” and the balance as of April 1, 2023 is ¥2,757,412 million.
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025
Allowance for doubtful accounts at beginning of year	121,628	122,105
Provision for doubtful accounts, net of reversal	4,708	9,835
Write-offs	(3,759)	(3,128)
Other	(472)	(1,516)

Allowance for doubtful accounts at end of year	122,105	127,296

“Other” includes currency translation adjustments.
A portion of the allowance for doubtful accounts is attributed to certain non-current
receivable balances which are reported as other financial assets under non-current
assets.